Fair value measurements - Q3 (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $391,659 in 2016; $326,953 in 2015)	$ 398,779	$ 327,602	$ 249,734
Equity securities available-for-sale, at fair value (cost: $14,487 in 2016; $12,184 in 2015)	17,788	14,240	14,336
Transfers from Level 1 to Level 2	0	0	0
Transfers from Level 2 to Level 1	0	0	0
Assets measured at fair value on a nonrecurring basis	0	0	0
Liabilities measured at fair value on a nonrecurring basis	0	0	0
U.S. Treasury Securities and Obligations of U.S. Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $391,659 in 2016; $326,953 in 2015)	12,439	3,433	10,444
Obligations of States, Municipalities and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $391,659 in 2016; $326,953 in 2015)	90,944	72,513	61,632
Corporate and Other Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $391,659 in 2016; $326,953 in 2015)	129,359	129,521	87,756
Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $391,659 in 2016; $326,953 in 2015)	75,657	58,307	36,638
Residential Mortgage-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $391,659 in 2016; $326,953 in 2015)	90,380	63,828	53,264
Exchange Traded Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities available-for-sale, at fair value (cost: $14,487 in 2016; $12,184 in 2015)	17,788	14,240	14,336
Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $391,659 in 2016; $326,953 in 2015)	398,779	327,602	249,734
Total	416,821	344,141	268,327
Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $391,659 in 2016; $326,953 in 2015)	12,439	3,433	2,413
Total	30,227	17,673	16,749
Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $391,659 in 2016; $326,953 in 2015)	386,340	324,169	247,321
Total	386,594	326,468	251,578
Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $391,659 in 2016; $326,953 in 2015)	0	0	0
Total	0	0	0
Recurring [Member] | U.S. Treasury Securities and Obligations of U.S. Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $391,659 in 2016; $326,953 in 2015)	12,439	3,433	10,444
Recurring [Member] | U.S. Treasury Securities and Obligations of U.S. Government Agencies [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $391,659 in 2016; $326,953 in 2015)	12,439	3,433	2,413
Recurring [Member] | U.S. Treasury Securities and Obligations of U.S. Government Agencies [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $391,659 in 2016; $326,953 in 2015)	0	0	8,031
Recurring [Member] | U.S. Treasury Securities and Obligations of U.S. Government Agencies [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $391,659 in 2016; $326,953 in 2015)	0	0	0
Recurring [Member] | Obligations of States, Municipalities and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $391,659 in 2016; $326,953 in 2015)	90,944	72,513	61,632
Recurring [Member] | Obligations of States, Municipalities and Political Subdivisions [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $391,659 in 2016; $326,953 in 2015)	0	0	0
Recurring [Member] | Obligations of States, Municipalities and Political Subdivisions [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $391,659 in 2016; $326,953 in 2015)	90,944	72,513	61,632
Recurring [Member] | Obligations of States, Municipalities and Political Subdivisions [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $391,659 in 2016; $326,953 in 2015)	0	0	0
Recurring [Member] | Corporate and Other Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $391,659 in 2016; $326,953 in 2015)	129,359	129,521	87,756
Recurring [Member] | Corporate and Other Securities [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $391,659 in 2016; $326,953 in 2015)	0	0	0
Recurring [Member] | Corporate and Other Securities [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $391,659 in 2016; $326,953 in 2015)	129,359	129,521	87,756
Recurring [Member] | Corporate and Other Securities [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $391,659 in 2016; $326,953 in 2015)	0	0	0
Recurring [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $391,659 in 2016; $326,953 in 2015)	75,657	58,307	36,638
Recurring [Member] | Asset-backed Securities [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $391,659 in 2016; $326,953 in 2015)	0	0	0
Recurring [Member] | Asset-backed Securities [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $391,659 in 2016; $326,953 in 2015)	75,657	58,307	36,638
Recurring [Member] | Asset-backed Securities [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $391,659 in 2016; $326,953 in 2015)	0	0	0
Recurring [Member] | Residential Mortgage-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $391,659 in 2016; $326,953 in 2015)	90,380	63,828	53,264
Recurring [Member] | Residential Mortgage-backed Securities [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $391,659 in 2016; $326,953 in 2015)	0	0	0
Recurring [Member] | Residential Mortgage-backed Securities [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $391,659 in 2016; $326,953 in 2015)	90,380	63,828	53,264
Recurring [Member] | Residential Mortgage-backed Securities [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $391,659 in 2016; $326,953 in 2015)	0	0	0
Recurring [Member] | Exchange Traded Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities available-for-sale, at fair value (cost: $14,487 in 2016; $12,184 in 2015)	17,788	14,240	14,336
Recurring [Member] | Exchange Traded Funds [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities available-for-sale, at fair value (cost: $14,487 in 2016; $12,184 in 2015)	17,788	14,240	14,336
Recurring [Member] | Exchange Traded Funds [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities available-for-sale, at fair value (cost: $14,487 in 2016; $12,184 in 2015)	0	0	0
Recurring [Member] | Exchange Traded Funds [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities available-for-sale, at fair value (cost: $14,487 in 2016; $12,184 in 2015)	0	0	0
Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities available-for-sale, at fair value (cost: $14,487 in 2016; $12,184 in 2015)	254	2,299	4,257
Recurring [Member] | Short-term Investments [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities available-for-sale, at fair value (cost: $14,487 in 2016; $12,184 in 2015)	0	0	0
Recurring [Member] | Short-term Investments [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities available-for-sale, at fair value (cost: $14,487 in 2016; $12,184 in 2015)	254	2,299	4,257
Recurring [Member] | Short-term Investments [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities available-for-sale, at fair value (cost: $14,487 in 2016; $12,184 in 2015)	$ 0	$ 0	$ 0